Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure
Commitments and Contingencies Disclosure

(16) Commitments and Contingencies

In the normal course of business, various commitments and contingent liabilities are outstanding. The following table presents the notional amount of the Company's significant commitments and their respective carrying amount, where applicable. Most of these commitments are not included in the Company's Consolidated Balance Sheet (in thousands).

	Year ended December 31,

	2012		2011
	Notional	Carrying	Notional	Carrying
	Amount	Amount	Amount	Amount
Commitments to extend credit:
Commercial lines of credit	$134,054	-	123,749	-
Commercial real estate and construction	$36,257	-	37,174	-
Residential real estate at fixed rates	$5,261	-	5,269	-
Home equity lines of credit	$210,236	-	186,902	-
Unsecured personal lines of credit	$23,492	-	16,326	-
Standby and commercial letters of credit	$13,100	(192)	15,563	(233)
Commitments to sell real estate loans	$21,113	-	7,556	-

Commitments to extend credit are agreements to lend to customers and generally have fixed expiration dates or other termination clauses that may require payment of a fee, the amount of which is immaterial. Standby and commercial letters of credit are conditional commitments issued to guarantee the performance of a customer to a third party and also require payment of a fee. Standby letters of credit generally are contingent upon the failure of the customer to perform according to the terms of an underlying contract with a third party, whereas commercial letters of credit are issued to facilitate commerce and typically result in the commitment being funded when the underlying transaction is consummated between the customer and third party. Because many commitments and almost all letters of credit expire without being funded in whole or in part, the notional amounts are not estimates of future cash flows. The credit risk associated with commitments to extend credit and standby and commercial letters of credit is essentially the same as that involved with extending loans to customers and is subject to normal credit policies. The Company's credit policy generally requires customers to provide collateral, usually in the form of customers' operating assets or property, prior to disbursement of approved loans.

Commitments to originate fixed-rate loans are made when a borrower executes a rate-lock agreement. At the time of execution, the Company generally charges a rate-lock fee, which approximates the fair value of the Company's commitment. These commitments usually have terms ranging from 30 to 45 days. Concurrently, the Company enters into commitments to sell certain fixed-rate residential real estate loans (usually those subject to the foregoing rate-locks). These commitments to sell are recorded in the consolidated balance sheet at estimated fair value.

The Company has committed $3,000,000 as a limited partnership investment to Cephas Capital Partners, II. This Small Business Investment Company (SBIC) is a community-bank backed mezzanine finance company. It is a follow-on investment to our current investment in Cephas Capital Partners. At December 31, 2012, the Company had a remaining unfunded commitment of $1,500,000. This investment is carried in Other Assets on the Consolidated Balance Sheet.

The Company has committed $500,000 for an investment in Trillium Lakefront Partners, LLC. This venture capital fund is a community-backed initiative in support of new business and job growth in the Company's market area. At December 31, 2012, the Company had a remaining unfunded commitment of less than $100,000. This investment is carried in Other Assets on the Consolidated Balance Sheet.

As discussed in Note 2 under the terms of the OBS purchase agreement, OBS is obligated to make future payments totaling $4,367,000, of which $3,500,000 is due in November 2013.

In the normal course of business, the Company has various contingent liabilities outstanding that are not included in the Consolidated Financial Statements. Management does not anticipate any material losses as a result of these contingent liabilities.